INTEREST-BEARING LOANS AND BORROWINGS - Bonds (Details) ₫ in Millions	Jun. 30, 2024 VND (₫)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 VND (₫)		Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)
INTEREST-BEARING LOANS AND BORROWINGS
Long-term interest-bearing loans and borrowings	₫ 22,879,716	$ 943,104,534	₫ 30,170,149	[1]
Bonds
INTEREST-BEARING LOANS AND BORROWINGS
Outstanding balance of bonds	19,050,741
Current portion of long-term loans	18,434,737	759,881,987	11,443,465
Long-term interest-bearing loans and borrowings	616,004	$ 25,391,756	7,551,628			₫ 13,972,726
Bonds due in November 2024 to December 2024
INTEREST-BEARING LOANS AND BORROWINGS
Outstanding balance of bonds	11,472,050
Current portion of long-term loans	₫ 11,472,050
Bonds due in November 2024 to December 2024 | Minimum
INTEREST-BEARING LOANS AND BORROWINGS
Debt interest rate (as a percent)	9.675%	9.675%
Bonds due in November 2024 to December 2024 | Maximum
INTEREST-BEARING LOANS AND BORROWINGS
Debt interest rate (as a percent)	10.25%	10.25%
Bonds due in May 2025
INTEREST-BEARING LOANS AND BORROWINGS
Outstanding balance of bonds	₫ 1,990,745
Current portion of long-term loans	₫ 1,990,745
Long-term interest-bearing loans and borrowings			1,985,700		$ 83,200,000
Total issuance value			₫ 2,000,000
Debt interest rate (as a percent)			9.26%		9.26%
Bonds due in May 2025 | Minimum
INTEREST-BEARING LOANS AND BORROWINGS
Debt interest rate (as a percent)	9.775%	9.775%
Bonds due in May 2025 | Maximum
INTEREST-BEARING LOANS AND BORROWINGS
Debt interest rate (as a percent)	10.175%	10.175%
Bonds Due in January 2025 to March 2025
INTEREST-BEARING LOANS AND BORROWINGS
Outstanding balance of bonds	₫ 4,971,942
Current portion of long-term loans	₫ 4,971,942
Long-term interest-bearing loans and borrowings			₫ 4,951,800		$ 207,500,000
Total issuance value			₫ 5,000,000
Bonds Due in January 2025 to March 2025 | Minimum
INTEREST-BEARING LOANS AND BORROWINGS
Debt interest rate (as a percent)	14.40%	14.40%
Bonds Due in January 2025 to March 2025 | Minimum | Director Member
INTEREST-BEARING LOANS AND BORROWINGS
Debt interest rate (as a percent)			14.40%		14.40%
Bonds Due in January 2025 to March 2025 | Maximum
INTEREST-BEARING LOANS AND BORROWINGS
Debt interest rate (as a percent)	14.50%	14.50%
Bonds Due in January 2025 to March 2025 | Maximum | Director Member
INTEREST-BEARING LOANS AND BORROWINGS
Debt interest rate (as a percent)			14.50%		14.50%
Bonds due in September 2025
INTEREST-BEARING LOANS AND BORROWINGS
Outstanding balance of bonds	₫ 616,004
Long-term interest-bearing loans and borrowings			₫ 614,100		$ 25,700,000
Total issuance value			₫ 1,200,000
Debt interest rate (as a percent)			10.42%		10.42%
Bonds due in September 2025 | Minimum
INTEREST-BEARING LOANS AND BORROWINGS
Debt interest rate (as a percent)	10.875%	10.875%
Bonds due in September 2025 | Maximum
INTEREST-BEARING LOANS AND BORROWINGS
Debt interest rate (as a percent)	11.225%	11.225%

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as business combination under common control (Note 2.2).